Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 29, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2012
Reinhart Mid Cap Private Market Value Fund (Prospectus Summary) | Reinhart Mid Cap Private Market Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPMMX
Reinhart Mid Cap Private Market Value Fund (Prospectus Summary) | Reinhart Mid Cap Private Market Value Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPMVX